General (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Major Classes Of Assets And Liabilities Of Discontinued Operations

	December 31,
	2011	2012
CURRENT ASSETS:
Trade Receivables, net	$29,364	$15,358
Other accounts receivable and prepaid expenses	1,743	2,489
Inventories	25,794	3,524

Total current assets of discontinued operations	56,901	21,371

LONG TERM ASSETS
Long term trade receivables	6,986	-
Property and equipment, net	4,948	-

Total long term assets of discontinued operations	11,934	-

CURRENT LIABILITIES:
Trade Payables	18,545	4,254
Other accounts payable and accrued expenses	15,707	10,717
Severance pay	-	300

Total current liabilities of discontinued operations	34,252	15,271

ACCRUED SEVERANCE PAY	626	-

Net assets of discontinued operations	$33,957	$6,100

Schedule Of Results of Discontinued Operations

	Year ended December 31,
	2010	2011	2012

Sales	$130,801	$117,764	$61,632

Cost of Sales	91,477	81,362	38,594
Write-off of excess inventory and provision for inventory purchase commitments	2,809	8,291	19,365

Gross profit	36,515	28,111	3,673

Operating costs and expenses:
Research and development , net	30,813	17,256	11,725
Selling and marketing	29,575	19,272	14,211
General and administrative	15,555	8,707	6,939
Restructuring and other charges	1,787	6,020	3,519
Other income *)	-	-	(17,096)
Amortization of intangible assets	130	-	-
Impairment of goodwill	57,110	-	-
Other loss **)		-	17,267

Total operating expenses	134,970	51,255	36,565

Operating loss	(98,455)	(23,144)	(32,892)
Impairment of investment	(7,000)	-	-

Net loss	$(105,455)	$(23,144)	$(32,892)

*)	Other income represents income from the sale of certain of the Company's intelectual property portfolio and certain claim rights.

**)
As of and for the year ended December 31, 2012, the Company recognized an impairment related to asset held-for-sale of $17,267, based on the fair value of, the net realizable held for sale component, which was based on $6,100 consideration. Additional $2,100 impairment to be recognized in the first quarter 2013 as part of the final closing.

Schedule Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed
Cash	$1,097
Trade receivables	3,760
Other receivables and prepaid expenses	942
Current deferred tax assets	1,334
Inventories	1,436
Property and equipment	1,317
Long-term deferred tax assets	6,480
Other intangible assets	22,009
Goodwill	13,087

Total assets acquired	51,462

Trade payables	(3,553)
Accrued expenses and other liabilities	(3,532)
Other long-term liabilities	(4,943)
Severance pay	(203)
Long-term loan	(2,984)
Long-term deferred tax liabilities	(7,814)

Total liabilities assumed	(23,029)

Net assets acquired	$28,433

Wavion [Member]
Schedule Of Total Purchase Price Of Acquisition

Cash	$25,715
Earn out *)	2,718

Total purchase price	$28,433

*)	Earn out was based on performance milestones for the period from acquisition date through December 31, 2012. The actual Earn out was paid in the year ended December 31, 2012 and amounted to $ 2,718.